Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	Value Line Select Growth Fund, Inc.
Entity Central Index Key	0000102767
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 29, 2021
Document Effective Date	Apr. 30, 2021
Prospectus Date	May 01, 2021
Value Line Select Growth Fund, Inc. | Investor Class
Prospectus:
Trading Symbol	VALSX
Value Line Select Growth Fund, Inc. | Institutional Class
Prospectus:
Trading Symbol	VILSX